Statements of Net Assets Available for Benefits - EBP 16-0733425 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value	$ 284,574,360	$ 246,152,446
Fully-benefit responsive investment contracts, at contract value	5,720,023	6,008,271
Total investments	290,294,383	252,160,717
Receivables:
Employer's contribution	3,190,968	2,795,122
Notes receivable from participants	4,060,085	3,117,095
Total receivables	7,251,053	5,912,217
Net assets available for benefits	$ 297,545,436	$ 258,072,934